Property, Plant and Equipment -Under construction (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 3,341,846	€ 3,247,123	[1]	€ 3,302,858
Fixed Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 802,313	€ 910,671

[1]	Restated figures (Note 2.d)